Subsequent Events (Details Narrative) - USD ($)																						3 Months Ended				6 Months Ended	12 Months Ended
	Aug. 06, 2026	Jul. 31, 2026	Jul. 28, 2026	Jul. 16, 2026	Jul. 13, 2026	Jul. 10, 2026	Jul. 09, 2026	Jul. 01, 2026	May 29, 2026	Mar. 29, 2026	Mar. 24, 2026	Mar. 23, 2026	Mar. 19, 2026	Mar. 17, 2026	Mar. 12, 2026	Mar. 10, 2026	Feb. 06, 2026	Jan. 01, 2026	Jul. 22, 2024	Mar. 31, 2024	Mar. 15, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2026	Dec. 31, 2025	Jul. 08, 2026	Dec. 31, 2024	Apr. 30, 2024
Subsequent Event [Line Items]
Remaining fee																											$ 200,000
Issuance of shares, shares																			500,000	400,000	7,600,000				2,110,000
Purchase price																						$ 1,820,365				$ 1,820,365	$ 2,189,232		$ 468,998
Preferred stock, shares authorized																						1,000,000				1,000,000	1,000,000		1,000,000
Share price																			$ 1.00						$ 1.00					$ 3.00
Dividend rate																										8.00%
Common stock, shares authorized																						100,000,000				100,000,000	100,000,000		100,000,000
Temporary equity, shares authorized																						4,500				4,500	0
Advance receivable from related party for stock repurchase																						$ (150,000)
Share issued for debt conversion, shares																											102,372
Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, shares																								1,525			1,725
Share price																						$ 0.89				$ 0.89
Advance receivable from related party for stock repurchase
Stock Repurchased During Period, Shares																							6,250,000
Share issued for debt conversion, shares																							299,581
Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Temporary equity, shares authorized													4,000
Settlement and Release Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, shares																3,500,000
Shares purchased																3,500,000
Shares purchased, value																$ 1,075,000
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Advance receivable from related party for stock repurchase																										$ 150,000
Advance receivable from related party for stock repurchase, shares																										150,000
Securities Purchase Agreement [Member] | Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, shares									1,052,632				3,789.474
Share price													$ 950
Gross proceeds													$ 3,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Voting rights										the Board approved the appointment of Mr. Brian John to serve as the Interim Chief Financial Officer of the Company. The Board also approved and adopted an amendment to the Company’s Bylaws which reduces the number of shares required to constitute a quorum at a shareholder meeting of the Company, to provide that stockholders holding thirty-three and one-third percent (33 1/3%) of the Company’s outstanding capital stock entitled to vote at such meeting shall constitute a quorum (Section 2.06 of the Bylaws).
Warrant exercise rate							1999.00%
Common stock, shares authorized							500,000,000																					100,000,000
Temporary equity, shares authorized						4,500	4,000
Stock Repurchased During Period, Shares				150,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of shares, shares					476,720
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, shares authorized														4,000
Share price														$ 1,000
Dividend rate														8.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Share issued for debt conversion, shares	50,000	150,000	450,000	300,000				950,000
Subsequent Event [Member] | Dr Glynn Wilson [Member]
Subsequent Event [Line Items]
Issuance of shares, shares																	1,500,000
Purchase price																	$ 750,000
Subsequent Event [Member] | Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Issuance of shares, shares					126,720
Subsequent Event [Member] | Corporate Profile LLC [Member]
Subsequent Event [Line Items]
Issuance of shares, shares											30,000
Subsequent Event [Member] | BK Investments LLC [Member]
Subsequent Event [Line Items]
Issuance of shares, shares																	1,250,000
Purchase price																	$ 1,250,000
Subsequent Event [Member] | BK Investments LLC [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Issuance of shares, shares						150,000
Purchase price						$ 150,000
Subsequent Event [Member] | Greentree Financial Group Inc [Member]
Subsequent Event [Line Items]
Issuance of shares, shares												299,581
Principal amount												$ 200,000
Subsequent Event [Member] | License Agreement [Member]
Subsequent Event [Line Items]
Net sales payable																		$ 200,000
Subsequent Event [Member] | Consulting Agreement [Member] | Genesis One Holdings LLC [Member]
Subsequent Event [Line Items]
Net sales payable															$ 200,000
Advance payment															25,000
Remaining fee															$ 175,000
Subsequent Event [Member] | Settlement and Release Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, shares																3,500,000
Shares purchased																3,500,000
Shares purchased, value																$ 1,075,000
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Business combination description													the Company entered into a securities purchase agreement in connection with a private investment in public equity financing of 3,789,474 shares of its Series A Convertible Preferred Stock, stated value $3,789,474 per share (the “Series A Preferred Stock”), equating to 3,789.74 Series A Convertible Preferred Shares which equates to a purchase price of $950 per share of Series A Preferred Stock with a stated value of $1,000 per share, after factoring in an original issue discount (“OID”) of 5%. The Series A Preferred Stock is convertible into common stock at a conversion price of $0.40 per share and 9,473,685 warrants to acquire up to 9,473,685 shares of Common Stock at an exercise price of $0.40 per share, for aggregate gross proceeds of approximately $3.6 million. About $3.075 million of the net proceeds were used or will be used to repurchase shares from certain insiders, aggregating to 6,250,000 shares of the Company’s Common Stock. The aggregate of 6,250,000 shares consists of (i)1,500,000 shares from Dr. Glynn Wilson, the Company’s Chief Executive Officer; (ii) 1,250,000 shares from BK Investments LLC, an entity owned by the Company’s Chairman, Brian John; and (iii) 3,500,000 shares from NovoDX, Inc.
Proceeds allocated to Series A Preferred Stock, shares						444
Gross proceeds						$ 400,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Advance receivable from related party for stock repurchase						$ 150,000
Advance receivable from related party for stock repurchase, shares						150,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Preferred Stock [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Issuance of shares, shares						1,052,632